Initial Public Offering and Over-allotment	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024
Globallink Investment Inc [Member]
IfrsStatementLineItems [Line Items]
Initial Public Offering and Over-allotment

Note 3 — Initial Public Offering and Over-allotment

Pursuant to the IPO and the over-allotment in December 2021, the Company sold 11,500,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of common stock, one redeemable warrant (each, a “Public Warrant” and collectively, the “Public Warrants”) and one right (each a “Public Right” and collectively, the “Public Rights”). Each Public Warrant entitles its holder to purchase one-half (1/2) of one share of common stock at a price of $11.50 per share, subject to adjustment. Each Public Right entitles the holder to receive one-tenth (1/10) of one share of common stock at the closing of a Business Combination (see Note 8).

Note 3 — Initial Public Offering and Over-allotment

Pursuant to the IPO and the over-allotment in December 2021, the Company sold 11,500,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of common stock, one redeemable warrant (each, a “Public Warrant” and collectively, the “Public Warrants”) and one right (each a “Public Right” and collectively, the “Public Rights”). Each Public Warrant entitles its holder to purchase one-half (1/2) of one share of common stock at a price of $11.50 per share, subject to adjustment. Each Public Right entitles the holder to receive one-tenth (1/10) of one share of common stock at the closing of a Business Combination (see Note 8).

Note 3 — Initial Public Offering and Over-allotment

Pursuant to the IPO and the over-allotment in December 2021, the Company sold 11,500,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of common stock, one redeemable warrant (each, a “Public Warrant” and collectively, the “Public Warrants”) and one right (each a “Public Right” and collectively, the “Public Rights”). Each Public Warrant entitles its holder to purchase one-half (1/2) of one share of common stock at a price of $11.50 per share, subject to adjustment. Each Public Right entitles the holder to receive one-tenth (1/10) of one share of common stock at the closing of a Business Combination (see Note 8).